Employees' Stock Options (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				1 Months Ended	9 Months Ended
	Sep. 03, 2013 items	Aug. 27, 2013 items	May 01, 2013 items	Jan. 23, 2013	Mar. 31, 2013 items	Sep. 30, 2013 items
Authorized shares for issuance						1,258,392
Options to purchase	107,500	17,500	85,000	65,000	52,500
Exercise price per share	$ 7.92	$ 7.97	$ 8.03	$ 6.85
Option term	7 years	7 years	7 years		7 years
Vesting period for the options	4 years	4 years	4 years		4 years	4 years
Percent of options available to vest	50.00%	50.00%	50.00%		50.00%	50.00%
Number of vesting installments	8	8	8		8	8
Percent of options available to vest, per quarter after inital vest	6.25%	6.25%	6.25%		6.25%	50.00%
Assumed dividend yield	6.50%	6.50%	6.50%	6.50%	6.50%
Expected term of the options						7 years
Grant Date One [Member]
Unrecognized compensation cost related to non-vested options						$ 127
Grant Date Two [Member]
Unrecognized compensation cost related to non-vested options						105
Grant Date Three [Member]
Unrecognized compensation cost related to non-vested options						180
Grant Date Four [Member]
Unrecognized compensation cost related to non-vested options						35
Grant Date Five [Member]
Unrecognized compensation cost related to non-vested options						$ 231
Two Directors [Member]
Options to purchase				20,000
Option term				7 years
Percent of options available to vest				50.00%
Number of vesting installments				8
Percent of options available to vest, per quarter after inital vest				6.25%
Three Directors [Member]
Options to purchase				45,000
Option term				7 years
Vesting period for the options				3 years
Minimum [Member]
Exercise price per share					7.93
Risk free annual interest rate	1.32%	1.19%	0.65%	0.57%	0.75%
Expected average volatility	34.56%	34.56%	44.56%	39.18%	44.79%
Expected term of the options	4 years	4 years	4 years	4 years	4 years
Maximum [Member]
Exercise price per share					7.96
Risk free annual interest rate	1.99%	1.85%	0.86%	1.00%	1.15%
Expected average volatility	45.92%	45.92%	47.43%	47.984%	47.50%
Expected term of the options	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months